Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (5,341)	$ (4,332)	$ (5,379)	$ (13,772)
Adjustments to reconcile net loss to cash used in operating activities:
Non-cash asset impairment on property and equipment				1,654
Facility lease exit costs				158
Amortization and accretion of investments	1	26	26	21
Depreciation and amortization	240	322	606	1,067
Stock-based compensation expense	378	451	859	873
Compensation expense from warrants for services rendered	428
Loss on disposal of property and equipment			11	4
Gain on extinguishment of debt			(4,526)
Changes in operating assets and liabilities:
Receivables	83	(239)	(25)	238
Prepaid and other current assets	(262)	(171)	148	61
Restricted cash				225
Other assets	(470)	3	16	14
Accounts payable	(46)	376	(314)	(167)
Accrued compensation	389	311	(14)	(710)
Other liabilities	290	138	726	720
Deferred rent	22	(13)	(37)	(63)
Deferred revenue				(4,122)
Facility lease exit obligation	(43)	(124)	(263)	(325)
Net cash used in operating activities	(4,331)	(3,252)	(8,166)	(14,124)
Cash flows from investing activities:
Capital expenditures	(5)	(5)	(5)	185
Purchases of short-term investments (available-for-sale investments)	(1,149)		(521)	(11,438)
Proceeds from sale and maturities of short-term investments (available-for-sale investments)	500	5,200	5,470	8,585
Notes receivable payments				(18)
Net cash provided by (used in) investing activities	(654)	5,195	4,944	(2,686)
Cash flows from financing activities:
Proceeds from public offering of common stock, net			4,553	3,927
Proceeds from private placement of common stock, net		3,719
Proceeds from issuance of common stock to Employee Stock Purchase Plan	60	43	61	45
Proceeds from issuance of note payable	8,111
Net cash provided by financing activities	8,171	3,762	4,614	3,972
Net increase (decrease) in cash and cash equivalents	3,186	5,705	1,392	(12,838)
Cash and cash equivalents at beginning of period	5,295	3,903	3,903	16,741
Cash and cash equivalents at end of period	8,481	9,608	5,295	3,903
Supplemental disclosure of cash flow information:
Cash received for income taxes			(16)	(25)
Cash paid for interest				4
Non cash reduction in note payable from issuance of common stock			$ 4,680